Intangible Assets - Schedule of Expects Amortization Expense (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025
Schedule of Expects Amortization Expense [Abstract]
2026 (remaining)	$ 40,687
2027	162,746	$ 162,746
2028	162,746	162,746
2029	162,746	162,746
2030	162,746	162,746
2030		162,746
Thereafter	806,802	806,832
Total	$ 1,498,473	$ 1,620,562